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                                  EXHIBIT 99.1

                               DISTRIBUTION REPORT
                                       FOR
                            PPLUS TRUST SERIES RRD-1
                                DISTRIBUTION DATE
                                 APRIL 17, 2006

                         CLASS A CUSIP NUMBER 73941X 593
                         CLASS B CUSIP NUMBER 73941X 585


         (i) the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the R.R. Donnelley & Sons Company 6.625% Debentures due April 15, 2029 (the "Underlying Securities"):


                             Interest:                       $1,987,500.00
                             Principal:                               0.00
                             Premium:                                 0.00

         (ii) the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:


                             Paid by the Trust:                      $0.00
                             Paid by the Depositor:              $1,000.00

        (iii) the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution
                   Date:

                   Class A:
                              Interest:                        $462,000.00
                              Principal:                             $0.00

                   Class B:
                              Interest:                         $23,833.33
                              Principal:                              0.00

                   Unpaid Interest Accrued:                   1,501,666.67


         (iv) the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

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                                        Principal Amount:            $60,000,000
                                        Interest Rate:                    6.625%
                                        Rating:
                                        Moody's Investor Service            Baa2
                                        Standard & Poor's Rating Service    A-

         (v) the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.


                             Class A: ($25 Stated Amount)
                             Initial Principal Balance:          $60,000,000.00
                             Reduction:                                      (0)
                                                                  --------------
                             Principal Balance 04/17/06:         $60,000,000.00


                             Class B: ($25 Notional Amount)
                             Initial Principal Balance:          $60,000,000.00
                             Reduction:                                      (0)
                                                                ---------------
                             Principal Balance 04/17/06:         $60,000,000.00